Financial Risks and Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Risks and Risk Management [Abstract]
Percentage of estimate of the effect on equity investments	20.00%
Investments variables held	$ 5,575	$ 8,000